Inventories (Schedule of Inventories) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventories
Finished goods	¥ 466,261	¥ 497,153
Work in process	164,329	159,699
Raw materials	265,834	256,794
Inventories	¥ 896,424	¥ 913,646